SIGNIFICANT ACCOUNTING POLICIES - Schedules of Segment Revenue by Geography, and Timing of Revenue Recognition for IFRS 15 (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 8,750,000,000		$ 16,919,000,000
Other non IFRS 15 revenue	25,000,000		50,000,000
Total revenue	8,775,000,000	$ 4,870,000,000	16,969,000,000	$ 6,804,000,000
Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	8,746,000,000		16,919,000,000
IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,000,000		0
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,716,000,000		13,009,000,000
Other non IFRS 15 revenue	10,000,000		21,000,000
Total revenue	6,726,000,000	3,273,000,000	13,030,000,000	3,889,000,000
Business services | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,716,000,000		13,009,000,000
Business services | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	849,000,000		1,590,000,000
Other non IFRS 15 revenue	6,000,000		12,000,000
Total revenue	855,000,000	406,000,000	1,602,000,000	637,000,000
Industrial operations | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	851,000,000		1,590,000,000
Industrial operations | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	(2,000,000)		0
Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,131,000,000		2,173,000,000
Other non IFRS 15 revenue	2,000,000		3,000,000
Total revenue	1,133,000,000	1,125,000,000	2,176,000,000	2,141,000,000
Construction services | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,125,000,000		2,173,000,000
Construction services | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,000,000		0
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	54,000,000		147,000,000
Other non IFRS 15 revenue	3,000,000		7,000,000
Total revenue	57,000,000	64,000,000	154,000,000	133,000,000
Energy | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	54,000,000		147,000,000
Energy | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other non IFRS 15 revenue	4,000,000		7,000,000
Total revenue	4,000,000	$ 2,000,000	7,000,000	$ 4,000,000
Corporate and Other | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,635,000,000		10,701,000,000
Other non IFRS 15 revenue	2,000,000		6,000,000
United Kingdom | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,223,000,000		9,959,000,000
United Kingdom | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	23,000,000		30,000,000
United Kingdom | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	389,000,000		712,000,000
United Kingdom | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
United Kingdom | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,171,000,000		2,320,000,000
Other non IFRS 15 revenue	5,000,000		11,000,000
Canada | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	953,000,000		1,884,000,000
Canada | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	143,000,000		255,000,000
Canada | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	21,000,000		34,000,000
Canada | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	54,000,000		147,000,000
Canada | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	707,000,000		1,386,000,000
Other non IFRS 15 revenue	1,000,000		2,000,000
Australia | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	84,000,000		170,000,000
Australia | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Australia | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	623,000,000		1,216,000,000
Australia | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Australia | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	376,000,000		894,000,000
Other non IFRS 15 revenue	6,000,000		12,000,000
Brazil | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	164,000,000		465,000,000
Brazil | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	212,000,000		429,000,000
Brazil | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Brazil | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Brazil | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	212,000,000		390,000,000
Other non IFRS 15 revenue	4,000,000		4,000,000
USA | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	100,000,000		174,000,000
USA | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	112,000,000		216,000,000
USA | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
USA | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
USA | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	100,000,000		214,000,000
Other non IFRS 15 revenue	0		0
Middle East | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,000,000		2,000,000
Middle East | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,000,000		1,000,000
Middle East | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	98,000,000		211,000,000
Middle East | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Middle East | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	549,000,000		1,014,000,000
Other non IFRS 15 revenue	7,000,000		15,000,000
Other | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	191,000,000		355,000,000
Other | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	358,000,000		659,000,000
Other | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Goods/services provided at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,181,000,000		13,678,000,000
Goods/services provided at a point in time | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,325,000,000		12,024,000,000
Goods/services provided at a point in time | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	781,000,000		1,473,000,000
Goods/services provided at a point in time | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	21,000,000		34,000,000
Goods/services provided at a point in time | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	54,000,000		147,000,000
Goods/services provided at a point in time | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Services transferred over a period of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,569,000,000		3,241,000,000
Services transferred over a period of time | Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	391,000,000		985,000,000
Services transferred over a period of time | Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	68,000,000		117,000,000
Services transferred over a period of time | Construction services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,110,000,000		2,139,000,000
Services transferred over a period of time | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Services transferred over a period of time | Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0		$ 0